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                Semi-Annual Report

                April 30, 2002

                Mercury
                Large Cap
                Value Fund
                Of Mercury Large Cap Series Funds, Inc.

PORTFOLIO INFORMATION

AS OF APRIL 30, 2002
================================================================================

Ten Largest                                                           Percent of
Equity Holdings                                                       Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                  3.2%
--------------------------------------------------------------------------------
Bank of America Corporation                                              3.1
--------------------------------------------------------------------------------
The Procter & Gamble Company                                             2.8
--------------------------------------------------------------------------------
Philip Morris Companies Inc.                                             2.3
--------------------------------------------------------------------------------
Wachovia Corporation                                                     2.0
--------------------------------------------------------------------------------
Citigroup Inc.                                                           1.9
--------------------------------------------------------------------------------
Washington Mutual, Inc.                                                  1.7
--------------------------------------------------------------------------------
Raytheon Company                                                         1.4
--------------------------------------------------------------------------------
Tenet Healthcare Corporation                                             1.4
--------------------------------------------------------------------------------
CIGNA Corporation                                                        1.4
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Banks                                                                   15.6%
--------------------------------------------------------------------------------
Health Care Providers & Services                                        11.3
--------------------------------------------------------------------------------
Household Durables                                                       5.8
--------------------------------------------------------------------------------
Multiline Retail                                                         5.7
--------------------------------------------------------------------------------
Commercial Services & Supplies                                           5.4
--------------------------------------------------------------------------------


                 April 30, 2002 (2) Mercury Large Cap Value Fund

DEAR SHAREHOLDER

We are pleased to provide you with this semi-annual report for Mercury Large Cap Value Fund. The Fund invests primarily in a diversified portfolio of equity securities of large cap companies that Fund management selects from among the securities found in the Russell 1000(R) Index. Our investment process attempts to add value through both security selection and portfolio construction. Security selection involves the use of quantitative selection criteria including earnings momentum, earnings surprise and valuation. These criteria are input into a proprietary quantitative model and are subject to selective fundamental overrides. Portfolio construction consists of an optimization process with risk management controlling style, capitalization, sector and individual security selection.

Fund Performance

For the six months ended April 30, 2002, the Fund's Class A, Class B and Class C Shares had total returns of +15.02%, +15.09% and +14.55%, respectively. (Fund results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) The Fund's returns compared favorably to the +8.87% total return of the unmanaged benchmark Russell 1000(R) Value Index. While absolute performance in the markets was difficult during the six-month period ended April 30, 2002, we used the period to gain relative performance against our benchmark and competitive peer groups. Significant positive contributors to the Fund's performance included stock selection in consumer discretionary, health care and financials, and our underweighted positions in telecommunications services. The largest negative contributors to performance were our overweighted position and stock selection in information technology. The largest single positive contributors to performance during the period were D.R. Horton, Inc., AutoNation, Inc., Trigon Healthcare, Inc. and GreenPoint Financial Corp. We also benefited relative to the benchmark from our underweighted positions in Verizon Communications, SBC Communications Inc. and by not holding a position in WorldCom, Inc. The largest detractors during the period included General Motors Corporation (which the Fund did not own), Mylan Laboratories, Inc., Service Corporation International and Xerox Corporation.

Investment Environment

In the context of the markets, we are rapidly transitioning from a favorable liquidity environment with poor earnings to one with neutral liquidity and improving earnings. The first quarter of 2002 equity market correction, which digested some of the strong gains of the last quarter of 2001, was exacerbated by increased risk aversion by investors and lenders as a result of the collapse of Enron Corporation and other earnings questions. Of late, these concerns have receded with the focus on an improving economy, causing renewed strength in equity prices and weakness in Government bonds. We believe the economy is on a recovery path that seems unlikely to falter. In addition, the US economy in recent years has surprised on the upside. The mildness of the downturn in the wake of


                 April 30, 2002 (3) Mercury Large Cap Value Fund the technology bubble breaking and the terrorist attacks on September
11, 2001 is evidence of that fact. We believe that inflation should remain in check given excess capacity in the goods market, and that equity prices will drift higher as earnings improve, but the magnitude of the rise will be limited because of high valuation levels.

In recent months, we used weakness in cyclical shares, including technology, to add to positions in anticipation of improvement in the economic cycle. Relative to the benchmark Index, we increased our positions in information technology, consumer discretionary and industrials, and reduced our positions in health care, energy and financials. Our largest buys included FDX Corporation, Cendant Corporation, Computer Sciences Corporation and ConAgra Foods. Our largest sales included Johnson & Johnson, Lockheed Martin Corporation, SunTrust Banks, Inc. and SouthTrust Corporation. We remain overweighted in the strongest and largest segment of our economy, the consumer area, with significant positions in both the consumer discretionary and consumer staples sectors. We are below benchmark weights in financial, telecommunication services and energy stocks. We believe that small-, mid- and large-capitalization stocks are more attractive than mega cap companies, and the Portfolio reflects this position.

In Conclusion

We thank you for your investment in Mercury Large Cap Value Fund, and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn                                /s/ Robert C. Doll, Jr.

Terry K. Glenn                                    Robert C. Doll, Jr.
President and Director/Trustee                    Senior Vice President and
                                                  Portfolio Manager
May 29, 2002


                 April 30, 2002 (4) Mercury Large Cap Value Fund

PROXY RESULTS

During the six-month period ended April 30, 2002, Mercury Large Cap Value Fund's shareholders voted on the following proposal. The proposal was approved at a shareholders' meeting on April 15, 2002. A description of the proposal and number of shares voted are as follows:

                                              Shares Voted        Shares Withheld
                                                   For              From Voting
---------------------------------------------------------------------------------
1. To elect the Fund's Board of Directors/Trustees:
                     Terry K. Glenn              258,675               3,449
                     James H. Bodurtha           258,675               3,449
                     Joe Grills                  258,675               3,449
                     Herbert I. London           258,675               3,449
                     Andre F. Perold             258,675               3,449
                     Roberta Cooper Ramo         258,675               3,449
                     Robert S. Salomon, Jr.      258,675               3,449
                     Melvin R. Seiden            258,675               3,449
                     Stephen B. Swensrud         258,675               3,449
--------------------------------------------------------------------------------

During the six-month period ended April 30, 2002, Master Large Cap Series Trust's shareholders voted on the following proposal. The proposal was approved at a shareholders' meeting on April 15, 2002. A description of the proposal and number of shares voted are as follows:

                                              Shares Voted        Shares Withheld
                                                   For              From Voting
---------------------------------------------------------------------------------
1. To elect the Master Trust's Trustees:
                     Terry K. Glenn            98,464,184            2,677,772
                     James H. Bodurtha         98,464,184            2,677,772
                     Joe Grills                98,464,184            2,677,772
                     Herbert I. London         98,464,184            2,677,772
                     Andre F. Perold           98,464,184            2,677,772
                     Roberta Cooper Ramo       98,464,184            2,677,772
                     Robert S. Salomon, Jr.    98,464,184            2,677,772
                     Melvin R. Seiden          98,464,184            2,677,772
                     Stephen B. Swensrud       98,464,184            2,677,772
--------------------------------------------------------------------------------


                 April 30, 2002 (5) Mercury Large Cap Value Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator voluntarily waived a portion of its administration fee. Without such waiver, the Fund's performance would have been lower.

RECENT PERFORMANCE RESULTS*
================================================================================
                                6-Month          12-Month      Since Inception
As of April 30, 2002         Total Return      Total Return     Total Return
--------------------------------------------------------------------------------
Class A                          +15.02%          +4.40%            +23.11%
--------------------------------------------------------------------------------
Class B                          +15.09           +4.79             +22.27
--------------------------------------------------------------------------------
Class C                          +14.55           +3.62             +20.92
--------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 12/22/99.


                 April 30, 2002 (6) Mercury Large Cap Value Fund

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                              % Return           % Return
                                            Without Sales       With Sales
Class A Shares*                                Charge            Charge**
--------------------------------------------------------------------------------
One Year Ended 3/31/02                         +12.10%            +6.21%
--------------------------------------------------------------------------------
Inception (12/22/99) through 3/31/02           + 9.55             +6.98
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

================================================================================
                                                  % Return        % Return
                                                   Without          With
Class B Shares*                                     CDSC           CDSC**
--------------------------------------------------------------------------------
One Year Ended 3/31/02                             +12.57%         +8.57%
--------------------------------------------------------------------------------
Inception (12/22/99) through 3/31/02               + 9.26          +8.07
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                 % Return        % Return
                                                  Without          With
Class C Shares*                                    CDSC           CDSC**
--------------------------------------------------------------------------------
One Year Ended 3/31/02                            +11.29%         +10.29%
--------------------------------------------------------------------------------
Inception (12/22/99) through 3/31/02              + 8.72          + 8.72
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

**    Assuming payment of applicable contingent deferred sales charge.


                 April 30, 2002 (7) Mercury Large Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2002

MERCURY LARGE CAP VALUE FUND

Assets:

Investment in Master Large Cap Value Portfolio, at value (identified
  cost--$3,263,308)                                                    $ 3,678,438
                                                                       -----------
Total assets                                                             3,678,438
                                                                       -----------
----------------------------------------------------------------------------------

Liabilities:

Distributor payable                                                          1,066
                                                                       -----------
Total liabilities                                                            1,066
                                                                       -----------
----------------------------------------------------------------------------------

Net Assets:

Net assets                                                             $ 3,677,372
                                                                       ===========
----------------------------------------------------------------------------------

Net Assets Consist of:

Class A Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                        $     2,158
Class B Shares of Common Stock, $.10 par value,
  200,000,000 shares authorized                                             24,520
Class C Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                              4,452
Paid-in capital in excess of par                                         3,358,237
Accumulated investment loss--net                                            (3,697)
Accumulated realized capital losses on investments from
  the Portfolio--net                                                      (123,428)
Unrealized appreciation on investments from the Portfolio--net             415,130
                                                                       -----------
Net assets                                                             $ 3,677,372
                                                                       ===========
----------------------------------------------------------------------------------

Net Asset Value:

Class A--Based on net assets of $256,104 and 21,577 shares
  outstanding                                                          $     11.87
                                                                       ===========
Class B--Based on net assets of $2,899,094 and 245,199 shares
  outstanding                                                          $     11.82
                                                                       ===========
Class C--Based on net assets of $522,174 and 44,518 shares
  outstanding                                                          $     11.73
                                                                       ===========
----------------------------------------------------------------------------------

See Notes to Financial Statements.


                 April 30, 2002 (8) Mercury Large Cap Value Fund

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2002

MERCURY LARGE CAP VALUE FUND

Investment Income from the Portfolio--Net:

Net investment income allocated from the Portfolio:
  Dividends                                                                  $  25,088
  Interest                                                                          46
  Securities lending--net                                                          334
  Expenses                                                                      (9,529)
                                                                             ---------
Net investment income from the Portfolio                                        15,939
                                                                             ---------
--------------------------------------------------------------------------------------

Expenses:

Professional fees                                               $  20,202
Printing and shareholder reports                                   12,864
Administration fees                                                 3,996
Account maintenance and distribution fees--Class B                  2,930
Registration fees                                                   2,896
Account maintenance and distribution fees--Class C                  2,514
Transfer agent fees--Class B                                        1,803
Account maintenance fees--Class A                                     368
Transfer agent fees--Class C                                          364
Transfer agent fees--Class A                                          192
Transfer agent fees--Class I                                           32
Other                                                               2,723
                                                                ---------
Total expenses before reimbursement                                50,884
Reimbursement of expenses                                         (31,248)
                                                                ---------
Total expenses after reimbursement                                              19,636
                                                                             ---------
Investment loss--net                                                            (3,697)
                                                                             ---------
--------------------------------------------------------------------------------------

Realized & Unrealized Gain on Investments
From the Portfolio--Net:

Realized gain on investments from the Portfolio--net                             9,401
Change in unrealized appreciation/depreciation on
  investments from the Portfolio--net                                          421,228
                                                                             ---------
Total realized and unrealized gain on investments from
  the Portfolio--net                                                           430,629
                                                                             ---------
Net Increase in Net Assets Resulting from Operations                         $ 426,932
                                                                             =========
--------------------------------------------------------------------------------------

See Notes to Financial Statements.


                 April 30, 2002 (9) Mercury Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

MERCURY LARGE CAP VALUE FUND

                                                                    For the Six          For the
                                                                    Months Ended        Year Ended
 Increase (Decrease) in Net Assets:                                April 30, 2002     October 31, 2001
 ----------------------------------------------------------------------------------------------------
 Operations:

 Investment loss--net                                              $        (3,697)   $        (5,467)
 Realized gain (loss) on investments from the Portfolio--net                 9,401           (131,399)
 Change in unrealized appreciation/depreciation on
   investments from the Portfolio--net                                     421,228            (73,681)
                                                                   ----------------------------------
 Net increase (decrease) in net assets resulting from operations           426,932           (210,547)
                                                                   ----------------------------------
 ----------------------------------------------------------------------------------------------------

 Distributions to Shareholders:

 In excess of realized gain on investments from the
   Portfolio--net:
   Class I                                                                      --             (5,288)
   Class A                                                                      --             (5,001)
   Class B                                                                      --             (7,748)
   Class C                                                                      --             (4,144)
                                                                   ----------------------------------
 Net decrease in net assets resulting from distributions
   to shareholders                                                              --            (22,181)
                                                                   ----------------------------------
 ----------------------------------------------------------------------------------------------------
 Capital Share Transactions:

 Net increase in net assets derived from capital
   share transactions                                                      716,535          2,181,798
                                                                   ----------------------------------
 ----------------------------------------------------------------------------------------------------
 Net Assets:

 Total increase in net assets                                            1,143,467          1,949,070
 Beginning of period                                                     2,533,905            584,835
                                                                   ----------------------------------
 End of period*                                                    $     3,677,372    $     2,533,905
                                                                   ==================================
 ----------------------------------------------------------------------------------------------------
*Accumulated investment loss--net                                  $        (3,697)                --
                                                                   ==================================
 ----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                April 30, 2002 (10) Mercury Large Cap Value Fund

FINANCIAL HIGHLIGHTS

MERCURY LARGE CAP VALUE FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                      Class I
                                              ---------------------------------------------------------
                                                                                        For the Period
                                              For the Period          For the            December 22,
                                              Nov. 1, 2001 to        Year Ended            1999+ to
Increase (Decrease) in Net Asset Value:       Jan. 10, 2002***    October 31, 2001     October 31, 2000
-------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period            $       10.35       $       11.75        $       10.00
                                                ------------------------------------------------------
Investment income (loss)--net                             .01@@               .04@@               (.01)
Realized and unrealized gain (loss) on
  investments from the Portfolio--net                     .91               (1.02)                1.76
                                                ------------------------------------------------------
Total from investment operations                          .92                (.98)                1.75
                                                ------------------------------------------------------
Less distributions in excess of realized gain
  on investments from the Portfolio--net                   --                (.42)                  --
                                                ------------------------------------------------------
Net asset value, end of period                  $       11.27       $       10.35        $       11.75
                                                ======================================================
-------------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                      8.89%@             (8.45%)              17.50%@
                                                ======================================================
-------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                        1.37%*              1.30%                1.53%*
                                                ======================================================
Expenses++                                              3.04%*              8.10%               40.33%*
                                                ======================================================
Investment income (loss)--net                            .50%*               .34%                (.07%)*
                                                ======================================================
-------------------------------------------------------------------------------------------------------
Supplemental Data:

Net assets, end of period (in thousands)                   --       $         134        $         147
                                                ======================================================
-------------------------------------------------------------------------------------------------------

   *  Annualized.
  **  Total investment returns exclude the effects of sales loads.
 ***  As of January 10, 2002, all Class I Shares were redeemed.
   +  Commencement of operations.
  ++  Includes the Fund's share of the Portfolio's allocated expenses.
   @  Aggregate total investment return.
  @@  Based on average shares outstanding.

      See Notes to Financial Statements.


                April 30, 2002 (11) Mercury Large Cap Value Fund

MERCURY LARGE CAP VALUE FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                      Class A
                                              --------------------------------------------------------
                                                                                      For the Period
                                                For the Six            For the          December 22,
                                                Months Ended         Year Ended           1999+ to
Increase (Decrease) in Net Asset Value:        April 30, 2002      October 31, 2001   October 31, 2000
------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period            $       10.32       $       11.73        $       10.00
                                                ------------------------------------------------------
Investment income (loss)--net                              --@@***            .01@@               (.03)
Realized and unrealized gain (loss) on
  investments from the Portfolio--net                    1.55               (1.02)                1.76
                                                ------------------------------------------------------
Total from investment operations                         1.55               (1.01)                1.73
                                                ------------------------------------------------------
Less distributions in excess of realized gain
  on investments from the Portfolio--net                   --                (.40)                  --
                                                ------------------------------------------------------
Net asset value, end of period                  $       11.87       $       10.32        $       11.73
                                                ======================================================
------------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                     15.02%@            (8.75%)              17.30%@
                                                ======================================================
------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                        1.68%*              1.51%                1.78%*
                                                ======================================================
Expenses++                                              3.60%*              6.86%               40.58%*
                                                ======================================================
Investment income (loss)--net                           (.03%)*              .12%                (.32%)*
                                                ======================================================
------------------------------------------------------------------------------------------------------
Supplemental Data:

Net assets, end of period (in thousands)        $         256       $         312        $         146
                                                ======================================================
------------------------------------------------------------------------------------------------------

   *  Annualized.
  **  Total investment returns exclude the effects of sales loads.
 ***  Amount is less than $.01 per share.
   +  Commencement of operations.
  ++  Includes the Fund's share of the Portfolio's allocated expenses.
   @  Aggregate total investment return.
  @@  Based on average shares outstanding.

      See Notes to Financial Statements.


                April 30, 2002 (12) Mercury Large Cap Value Fund

MERCURY LARGE CAP VALUE FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                      Class B
                                              --------------------------------------------------------
                                                                                      For the Period
                                                For the Six            For the          December 22,
                                                Months Ended         Year Ended           1999+ to
Increase (Decrease) in Net Asset Value:        April 30, 2002      October 31, 2001   October 31, 2000
------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period            $       10.27       $       11.65        $       10.00
                                                ------------------------------------------------------
Investment loss--net                                     (.01)@@             (.06)@@              (.10)
Realized and unrealized gain (loss) on
  investments from the Portfolio--net                    1.56                (.95)                1.75
                                                ------------------------------------------------------
Total from investment operations                         1.55               (1.01)                1.65
                                                ------------------------------------------------------
Less distributions in excess of realized gain
  on investments from the Portfolio--net                   --                (.37)                  --
                                                ------------------------------------------------------
Net asset value, end of period                  $       11.82       $       10.27        $       11.65
                                                ======================================================
------------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                     15.09%@             (8.81%)              16.50%@
                                                ======================================================
------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                        1.72%*              2.18%                2.52%*
                                                ======================================================
Expenses++                                              3.69%*              5.26%               41.34%*
                                                ======================================================
Investment loss--net                                    (.15%)*             (.53%)              (1.07%)*
                                                ======================================================
------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)        $       2,899       $       1,594        $         146
                                                ======================================================
------------------------------------------------------------------------------------------------------

   *  Annualized.
  **  Total investment returns exclude the effects of sales loads.
   +  Commencement of operations.
  ++  Includes the Fund's share of the Portfolio's allocated expenses.
   @  Aggregate total investment return.
  @@  Based on average shares outstanding.

      See Notes to Financial Statements.


                April 30, 2002 (13) Mercury Large Cap Value Fund

FINANCIAL HIGHLIGHTS (CONCLUDED)

MERCURY LARGE CAP VALUE FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                      Class C
                                              --------------------------------------------------------
                                                                                      For the Period
                                                For the Six            For the          December 22,
                                                Months Ended         Year Ended           1999+ to
Increase (Decrease) in Net Asset Value:        April 30, 2002      October 31, 2001   October 31, 2000
------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period            $       10.24       $       11.65        $       10.00
                                                ------------------------------------------------------
Investment loss--net                                     (.04)@@             (.05)@@              (.10)
Realized and unrealized gain (loss) on
  investments from the Portfolio--net                    1.53               (1.03)                1.75
                                                ------------------------------------------------------
Total from investment operations                         1.49               (1.08)                1.65
                                                ------------------------------------------------------
Less distributions in excess of realized gain
  on investments from the Portfolio--net                   --                (.33)                  --
                                                ------------------------------------------------------
Net asset value, end of period                  $       11.73       $       10.24        $       11.65
                                                ======================================================
------------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                     14.55%@             (9.39%)              16.50%@
                                                ======================================================
------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                        2.45%*              2.23%                2.52%*
                                                ======================================================
Expenses++                                              4.38%*              5.30%               41.34%*
                                                ======================================================
Investment loss--net                                    (.81%)*             (.44%)              (1.07%)*
                                                ======================================================
------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)        $         522       $         494        $         146
                                                ======================================================
------------------------------------------------------------------------------------------------------

   *  Annualized.
  **  Total investment returns exclude the effects of sales loads.
   +  Commencement of operations.
  ++  Includes the Fund's share of the Portfolio's allocated expenses.
   @  Aggregate total investment return.
  @@  Based on average shares outstanding.

      See Notes to Financial Statements.


                April 30, 2002 (14) Mercury Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY LARGE CAP VALUE FUND

(1)   Significant Accounting Policies:

      Mercury Large Cap Value Fund of Mercury Large Cap Series Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Large Cap Value Portfolio (the "Portfolio"), which is a portfolio of Master Large Cap Series Trust that has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at April 30, 2002 was 0.9%. The Fund offers four classes of shares. Class I and Class A are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A expenditures). Income expenses (other than expenses attributable to a specific loss) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      (b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.


                April 30, 2002 (15) Mercury Large Cap Value Fund

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

      (d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

      (e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

      (f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.

(2)   Transactions with Affiliates:

      The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended April 30, 2002, FAM earned fees of $3,996, all of which was waived. In addition, FAM reimbursed the Fund $27,252 for other operating expenses.

      The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                            Account                 Distribution
                                         Maintenance Fee                 Fee
      --------------------------------------------------------------------------
      Class A                                  .25%                      --
      --------------------------------------------------------------------------
      Class B                                  .25%                     .75%
      --------------------------------------------------------------------------
      Class C                                  .25%                     .75%
      --------------------------------------------------------------------------


                April 30, 2002 (16) Mercury Large Cap Value Fund

      Pursuant to a sub-agreement with the Distributor, selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders. For the six months ended April 30, 2002, the Fund did not accrue Class B distribution fees.

      For the six months ended April 30, 2002, Merrill Lynch, Pierce, Fenner & Smith Incorporated, received contingent deferred sales charges of $3,033 relating to transactions in Class B Shares.

      Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

(3)   Investments:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2002 were $1,535,317 and $838,707, respectively.

(4)   Capital Share Transactions:

      Net increase in net assets derived from capital share transactions was $716,535 and $2,181,798 for the six months ended April 30, 2002 and for the year ended October 31, 2001.

      Transactions in capital shares for each class were as follows:

Class I Shares for the Six Months Ended
April 30, 2002                                        Shares      Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                            12,991       $   145,375
Shares redeemed                                       (25,982)         (291,766)
                                                    ---------------------------
Net decrease                                          (12,991)      $  (146,391)
                                                    ===========================
-------------------------------------------------------------------------------

Class I Shares for the Year Ended October 31, 2001    Shares      Dollar Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment
  of distributions                                        491       $     5,288
                                                    ---------------------------
Net increase                                              491       $     5,288
                                                    ===========================
-------------------------------------------------------------------------------


                April 30, 2002 (17) Mercury Large Cap Value Fund

Class A Shares for the Six Months
Ended April 30, 2002                                  Shares      Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                             6,198       $    67,698
Shares redeemed                                       (14,871)         (167,788)
                                                    ---------------------------
Net decrease                                           (8,673)      $  (100,090)
                                                    ===========================
-------------------------------------------------------------------------------

Class A Shares for the Year Ended October 31, 2001    Shares      Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                            17,999       $   193,664
Shares issued to shareholders in reinvestment
  of distributions                                        465             5,001
                                                    ---------------------------
Total issued                                           18,464           198,665
Shares redeemed                                          (714)           (7,959)
                                                    ---------------------------
Net increase                                           17,750       $   190,706
                                                    ===========================
-------------------------------------------------------------------------------

Class B Shares for the Six Months
Ended April 30, 2002                                  Shares      Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                           130,257       $ 1,459,436
Shares redeemed                                       (40,197)         (454,778)
                                                    ---------------------------
Net increase                                           90,060       $ 1,004,658
                                                    ===========================
-------------------------------------------------------------------------------

Class B Shares for the Year Ended October 31, 2001    Shares      Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                           216,343       $ 2,383,515
Shares issued to shareholders in reinvestment
  of distributions                                        723             7,748
                                                    ---------------------------
Total issued                                          217,066         2,391,263
Shares redeemed                                       (74,427)         (829,602)
                                                    ---------------------------
Net increase                                          142,639       $ 1,561,661
                                                    ===========================
-------------------------------------------------------------------------------

Class C Shares for the Six Months
Ended April 30, 2002                                  Shares      Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                             9,380       $   104,099
Shares redeemed                                       (13,082)         (145,741)
                                                    ---------------------------
Net decrease                                           (3,702)      $   (41,642)
                                                    ===========================
-------------------------------------------------------------------------------


                April 30, 2002 (18) Mercury Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

Class C Shares for the Year Ended October 31, 2001    Shares      Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                            68,728       $   773,944
Shares issued to shareholders in reinvestment
  of distributions                                        385             4,144
                                                    ---------------------------
Total issued                                           69,113           778,088
Shares redeemed                                       (33,393)         (353,945)
                                                    ---------------------------
Net increase                                           35,720       $   424,143
                                                    ===========================
-------------------------------------------------------------------------------

(5)   Capital Loss Carryforward:

      At October 31, 2001, the Fund had a net capital loss carryforward of approximately $116,000, all of which expires in 2009. This amount will be available to offset like amounts of any future taxable gains.


                April 30, 2002 (19) Mercury Large Cap Value Fund

SCHEDULE OF INVESTMENTS

MASTER LARGE CAP VALUE PORTFOLIO

                                                                                      In US Dollars
                                                                                -----------------------
                            Shares                                                          Percent of
Industry                     Held                 Investments                     Value     Net Assets
-------------------------------------------------------------------------------------------------------
Consumer Discretionary

Hotels,                      23,000    + Harrah's Entertainment, Inc.           $1,130,680      0.3%
Restaurants &                58,000    + International Game Technology           3,651,100      0.9
Leisure                      77,000    + Tricon Global Restaurants, Inc.         4,855,620      1.1
-------------------------------------------------------------------------------------------------------
Household Durables          151,500      D.R. Horton, Inc.                       3,908,700      0.9
                             91,000      Fortune Brands, Inc.                    4,755,660      1.1
                             78,000      Lennar Corporation                      4,332,120      1.0
                             65,000    + Mohawk Industries, Inc.                 4,181,450      1.0
                             55,000      Pulte Corporation                       2,926,000      0.7
                             60,000      Whirlpool Corporation                   4,497,000      1.1
-------------------------------------------------------------------------------------------------------
Leisure                     207,000      Mattel, Inc.                            4,272,480      1.0
Equipment &
Products
-------------------------------------------------------------------------------------------------------
Multiline Retail            180,000      J.C. Penney Company, Inc.               3,913,200      0.9
                            131,000      The May Department Stores Company       4,543,080      1.1
                            110,000      Ross Stores, Inc.                       4,467,100      1.1
                            105,000      Sears, Roebuck & Co.                    5,538,750      1.3
                            121,000      Target Corporation                      5,281,650      1.3
-------------------------------------------------------------------------------------------------------
Specialty Retail            316,000    + AutoNation, Inc.                        5,056,000      1.2
                             57,000    + AutoZone, Inc.                          4,332,000      1.0
                            170,000    + Borders Group, Inc.                     3,962,700      0.9
                            233,000    + Office Depot, Inc.                      4,459,620      1.0
                            135,000    + Staples, Inc.                           2,695,950      0.6
-------------------------------------------------------------------------------------------------------
Textiles, Apparel &         137,000      Liz Claiborne, Inc.                     4,286,730      1.0
Luxury Goods                 69,000      Nike, Inc. (Class B)                    3,679,770      0.9
                            138,000    + Reebok International Ltd.               3,815,700      0.9
-------------------------------------------------------------------------------------------------------
                                         Total Consumer Discretionary
                                         (Cost--$78,309,593)                    94,543,060     22.3
-------------------------------------------------------------------------------------------------------
Consumer Staples

Beverages                    66,000      Adolph Coors Company (Class B)          4,412,100      1.0
                             39,000      Coca-Cola Enterprises Inc.                765,180      0.2
                             52,000    + Constellation Brands, Inc. (Class A)    3,140,800      0.7
-------------------------------------------------------------------------------------------------------
Food & Drug                 152,000      SUPERVALU Inc.                          4,560,000      1.1
Retailing
-------------------------------------------------------------------------------------------------------
Food Products               366,000      Archer-Daniels-Midland Company          4,856,820      1.2
                            214,000      ConAgra, Inc.                           5,243,000      1.2
                             46,000      Kellogg Company                         1,652,320      0.4
                            170,000    + Smithfield Foods, Inc.                  3,587,000      0.9
                            340,000      Tyson Foods, Inc. (Class A)             4,766,800      1.1
-------------------------------------------------------------------------------------------------------


                April 30, 2002 (20) Mercury Large Cap Value Fund

                                                                                 In US Dollars
                                                                           -----------------------
                       Shares                                                          Percent of
Industry                Held                 Investments                     Value     Net Assets
--------------------------------------------------------------------------------------------------
Consumer Staples
(concluded)

Household Products     130,000      The Procter & Gamble Company           $11,733,800      2.8%
--------------------------------------------------------------------------------------------------
Tobacco                176,000      Philip Morris Companies Inc.             9,579,680      2.3
                        70,000      R.J. Reynolds Tobacco Holdings, Inc.     4,844,000      1.1
                       111,000      UST Inc.                                 4,417,800      1.0
--------------------------------------------------------------------------------------------------
                                    Total Consumer Staples
                                    (Cost--$53,429,381)                     63,559,300     15.0
--------------------------------------------------------------------------------------------------
Energy

Oil & Gas               33,000      Ashland Inc.                             1,347,390      0.3
                       337,000      Exxon Mobil Corporation                 13,537,290      3.2
--------------------------------------------------------------------------------------------------
                                    Total Energy (Cost--$15,471,008)        14,884,680      3.5
--------------------------------------------------------------------------------------------------
Financials

Banks                   41,000      AmSouth Bancorporation                     931,110      0.2
                       130,000      Astoria Financial Corporation            4,171,700      1.0
                       182,000      Bank of America Corporation             13,191,360      3.1
                        69,000      City National Corporation                3,812,250      0.9
                        51,000      Comerica Incorporated                    3,205,350      0.8
                        73,000      Golden West Financial Corporation        4,992,470      1.2
                       101,000      GreenPoint Financial Corp.               4,994,450      1.2
                       224,000      Hibernia Corporation (Class A)           4,468,800      1.0
                       186,000      National City Corporation                5,803,200      1.4
                       123,000      North Fork Bancorporation                4,750,260      1.1
                       221,000      Wachovia Corporation                     8,406,840      2.0
                       192,000      Washington Mutual, Inc.                  7,244,160      1.7
--------------------------------------------------------------------------------------------------
Diversified             77,000      Allied Capital Corporation               2,009,700      0.5
Financials             186,000      Citigroup Inc.                           8,053,800      1.9
                       323,000    + E* TRADE Group, Inc.                     2,435,420      0.6
                        67,000      Morgan Stanley Dean Witter & Co.         3,197,240      0.7
--------------------------------------------------------------------------------------------------
Insurance              115,000      Old Republic International Corporation   3,821,450      0.9
                        30,000      The PMI Group, Inc.                      2,433,600      0.6
                        88,000      The Progressive Corporation              5,060,000      1.2
--------------------------------------------------------------------------------------------------
                                    Total Financials (Cost--$85,287,728)    92,983,160     22.0
--------------------------------------------------------------------------------------------------


                April 30, 2002 (21) Mercury Large Cap Value Fund

                                                                          In US Dollars
                                                                    -----------------------
                    Shares                                                       Percent of
Industry             Held                 Investments                  Value     Net Assets
-------------------------------------------------------------------------------------------
Health Care

Health Care          23,000     Beckman Coulter Inc.                $ 1,098,710      0.3%
Equipment &         194,000   + Boston Scientific Corporation         4,834,480      1.1
Supplies
-------------------------------------------------------------------------------------------
Health Care          54,000     CIGNA Corporation                     5,886,000      1.4
Providers &         171,000   + DaVita, Inc.                          4,432,320      1.0
Services             87,000   + Henry Schein, Inc.                    4,140,330      1.0
                    277,000   + Humana Inc.                           4,528,950      1.1
                     46,000   + Quest Diagnostics Incorporated        4,228,780      1.0
                  1,071,000   + Service Corporation International     4,187,610      1.0
                     81,000   + Tenet Healthcare Corporation          5,942,970      1.4
                     45,000   + Trigon Healthcare, Inc.               4,529,700      1.1
                     55,000     UnitedHealth Group Incorporated       4,829,550      1.1
                     69,000   + Wellpoint Health Networks Inc.        5,180,520      1.2
-------------------------------------------------------------------------------------------
Pharmaceuticals      61,000     Mylan Laboratories, Inc.              1,615,280      0.4
-------------------------------------------------------------------------------------------
                                Total Health Care
                                (Cost--$43,049,911)                  55,435,200     13.1
-------------------------------------------------------------------------------------------
Industrials

Aerospace &         141,000     Raytheon Company                      5,964,300      1.4
Defense
-------------------------------------------------------------------------------------------
Air Freight &        77,000   + FedEx Corp.                           3,978,590      0.9
Logistics
-------------------------------------------------------------------------------------------
Commercial          271,000   + Cendant Corporation                   4,875,290      1.1
Services &          103,000     Deluxe Corporation                    4,519,640      1.1
Supplies             46,000     First Data Corporation                3,656,540      0.9
                    115,000     H & R Block, Inc.                     4,613,800      1.1
                    117,000     Pitney Bowes Inc.                     4,925,700      1.2
-------------------------------------------------------------------------------------------
Machinery            24,000     Pentair, Inc.                         1,165,440      0.3
-------------------------------------------------------------------------------------------
Road & Rail         118,000     CSX Corporation                       4,268,060      1.0
                    229,000     Norfolk Southern Corporation          4,907,470      1.1
                     97,000     Union Pacific Corporation             5,509,600      1.3
-------------------------------------------------------------------------------------------
Trading              74,000     Genuine Parts Company                 2,553,740      0.6
Companies &
Distributors
-------------------------------------------------------------------------------------------
                                Total Industrials
                                (Cost--$46,509,796)                  50,938,170     12.0
-------------------------------------------------------------------------------------------


                April 30, 2002 (22) Mercury Large Cap Value Fund

                                                                                          In US Dollars
                                                                                    -------------------------
                                 Shares                                                            Percent of
Industry                          Held                 Investments                      Value      Net Assets
-------------------------------------------------------------------------------------------------------------
Information Technology

Communications                   174,000    + Advanced Fibre Communications, Inc.   $  3,086,760       0.7%
Equipment                         29,000      Harris Corporation                       1,050,090       0.3
-------------------------------------------------------------------------------------------------------------
Computers &                      200,000    + Apple Computer, Inc.                     4,854,000       1.2
Peripherals                      214,000    + Storage Technology Corporation           4,404,120       1.0
-------------------------------------------------------------------------------------------------------------
Electronic                        83,000      Diebold, Incorporated                    3,139,060       0.8
Equipment &                       91,000    + Tech Data Corporation                    4,307,940       1.0
Instruments
-------------------------------------------------------------------------------------------------------------
IT Consulting &                  107,000    + Computer Sciences Corporation            4,798,950       1.1
Services                          70,000      Electronic Data Systems Corporation      3,798,200       0.9
                                  98,000    + Unisys Corporation                       1,323,000       0.3
-------------------------------------------------------------------------------------------------------------
Office Electronics               544,000      Xerox Corporation                        4,814,400       1.1
-------------------------------------------------------------------------------------------------------------
Software                         222,000      Autodesk, Inc.                           4,082,580       1.0
-------------------------------------------------------------------------------------------------------------
                                              Total Information Technology
                                              (Cost--$41,830,521)                     39,659,100       9.4
-------------------------------------------------------------------------------------------------------------
Materials

Containers &                      25,000      Bemis Company, Inc.                      1,330,750       0.3
Packaging
-------------------------------------------------------------------------------------------------------------
                                              Total Materials (Cost--$1,339,075)       1,330,750       0.3
-------------------------------------------------------------------------------------------------------------
Telecommunications Services

Diversified                       12,000      Verizon Communications                     481,320       0.1
Telecommunication
Services
-------------------------------------------------------------------------------------------------------------
                                              Total Telecommunications Services
                                              (Cost--$510,724)                           481,320       0.1
-------------------------------------------------------------------------------------------------------------
Utilities

Electric Utilities               272,000    + Edison International                     4,936,800       1.2
                                 110,000      Entergy Corporation                      5,104,000       1.2
-------------------------------------------------------------------------------------------------------------
                                              Total Utilities (Cost--$8,991,841)      10,040,800       2.4
-------------------------------------------------------------------------------------------------------------
                                              Total Investments
                                              (Cost--$374,729,578)                   423,855,540     100.1
-------------------------------------------------------------------------------------------------------------


                April 30, 2002 (23) Mercury Large Cap Value Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                        In US Dollars
                                                                                   ------------------------
                           Face                                                                  Percent of
                          Amount           Short-Term Securities                      Value      Net Assets
-----------------------------------------------------------------------------------------------------------
Commercial               $955,000    General Motors Acceptance Corp.,
Paper*                               1.98% due 5/01/2002                           $    955,000      0.3%
-----------------------------------------------------------------------------------------------------------
                                     Total Short-Term Securities
                                     (Cost--$955,000)                                   955,000      0.3
-----------------------------------------------------------------------------------------------------------
                                     Total Investments
                                     (Cost--$375,684,578)                           424,810,540    100.4
                                     Liabilities in Excess of Other Assets           (1,546,537)    (0.4)
                                                                                   ------------------------
                                     Net Assets                                    $423,264,003    100.0%
                                                                                   ========================
-----------------------------------------------------------------------------------------------------------

* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.
+     Non-income producing security.

      See Notes to Financial Statements.


                April 30, 2002 (24) Mercury Large Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2002

MASTER LARGE CAP VALUE PORTFOLIO

Assets:

Investments, at value (including securities loaned of
  $68,782,034) (identified cost--$375,684,578)                                    $ 424,810,540
Investments held as collateral for loaned securities, at value                       70,534,000
Cash                                                                                     87,920
Receivables:
  Securities sold                                                $  20,612,839
  Contributions                                                        797,625
  Dividends                                                            299,175
  Loaned securities                                                      7,550       21,717,189
                                                                 -------------
Prepaid expenses and other assets                                                        41,405
                                                                                  -------------
Total assets                                                                        517,191,054
                                                                                  -------------
-----------------------------------------------------------------------------------------------

Liabilities:

Collateral on securities loaned, at value                                            70,534,000
Payables:
  Securities purchased                                              22,253,073
  Withdrawals                                                          896,488
  Investment adviser                                                   189,083       23,338,644
                                                                 -------------
Accrued expenses and other liabilities                                                   54,407
                                                                                  -------------
Total liabilities                                                                    93,927,051
                                                                                  -------------
-----------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                        $ 423,264,003
                                                                                  =============
-----------------------------------------------------------------------------------------------

Net Assets Consist of:

Investors' capital                                                                $ 374,138,041
Unrealized appreciation on investments--net                                          49,125,962
                                                                                  -------------
Net assets                                                                        $ 423,264,003
                                                                                  =============
-----------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                April 30, 2002 (25) Mercury Large Cap Value Fund

STATEMENT OF OPERAITONS

For the Six Months Ended April 30, 2002

MASTER LARGE CAP VALUE PORTFOLIO

Investment Income:

Dividends                                                                         $   3,024,568
Interest and discount earned                                                              5,309
Securities lending--net                                                                  39,783
                                                                                  -------------
Total income                                                                          3,069,660
                                                                                  -------------
-----------------------------------------------------------------------------------------------

Expenses:

Investment advisory fees                                         $     945,901
Accounting services                                                    102,365
Professional fees                                                       41,204
Custodian fees                                                          19,918
Trustees' fees and expenses                                             10,078
Printing and shareholder reports                                         2,065
Pricing fees                                                               554
Other                                                                    6,157
                                                                 -------------
Total expenses                                                                        1,128,242
                                                                                  -------------
Investment income--net                                                                1,941,418
                                                                                  -------------
-----------------------------------------------------------------------------------------------

Realized & Unrealized Gain on
Investments--Net:

Realized gain on investments--net                                                       826,730
Change in unrealized appreciation/depreciation
  on investments--net                                                                50,472,727
                                                                                  -------------
Total realized and unrealized gain on investments--net                               51,299,457
                                                                                  -------------
Net Increase in Net Assets Resulting from Operations                              $  53,240,875
                                                                                  =============
-----------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                April 30, 2002 (26) Mercury Large Cap Value Fund

STATEMENT OF CHANGES IN NET ASSETS

MASTER LARGE CAP VALUE PORTFOLIO

                                                                  For the Six        For the
                                                                 Months Ended      Year Ended
                                                                   April 30,       October 31,
Increase (Decrease) in Net Assets:                                   2002             2001
-----------------------------------------------------------------------------------------------
Operations:

Investment income--net                                           $   1,941,418    $   2,675,465
Realized gain (loss) on investments--net                               826,730      (20,070,558)
Change in unrealized appreciation/depreciation on
  investments--net                                                  50,472,727       (4,593,919)
                                                                 ------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                   53,240,875      (21,989,012)
                                                                 ------------------------------
-----------------------------------------------------------------------------------------------

Net Capital Transactions:

Proceeds from contributions                                         87,652,291      335,579,777
Fair value of withdrawals                                          (45,848,335)     (62,509,934)
                                                                 ------------------------------
Net increase in net assets derived from capital transactions        41,803,956      273,069,843
                                                                 ------------------------------
-----------------------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                        95,044,831      251,080,831
Beginning of period                                                328,219,172       77,138,341
                                                                 ------------------------------
End of period                                                    $ 423,264,003    $ 328,219,172
                                                                 ==============================
-----------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                April 30, 2002 (27) Mercury Large Cap Value Fund

FINANCIAL HIGHLIGHTS

MASTER LARGE CAP VALUE PORTFOLIO

The following ratios have been derived from information provided in the financial statements.

                                                                             For the Period
                                            For the Six         For the       December 22,
                                           Months Ended       Year Ended        1999+ to
                                             April 30,        October 31,      October 31,
                                                2002              2001             2000
-------------------------------------------------------------------------------------------
Total Investment Return:                           15.91%               --               --
                                           ------------------------------------------------
-------------------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses, net of reimbursement                       .60%*             .67%           1.24%*
                                           ------------------------------------------------
Expenses                                             .60%*             .67%           1.63%*
                                           ------------------------------------------------
Investment income--net                              1.03%*             .96%            .17%*
                                           ------------------------------------------------
-------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)   $      423,264    $      328,219   $      77,138
                                           ------------------------------------------------
Portfolio turnover                                 68.71%           168.54%          81.99%
                                           ------------------------------------------------
-------------------------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


                April 30, 2002 (28) Mercury Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS

MASTER LARGE CAP VALUE PORTFOLIO

(1)   Significant Accounting Policies:

      Master Large Cap Value Portfolio (the "Portfolio") is part of Master Large Cap Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price to the time of valuation. Portfolio Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin


                April 30, 2002 (29) Mercury Large Cap Value Fund and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

      o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass through" entity, the Portfolio pays no income dividends or capital gains distribution. Therefore, no Federal income tax provision is


                April 30, 2002 (30) Mercury Large Cap Value Fund required. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

      (e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

      (f) Securities lending--The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the US Government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Portfolio receives securities as collateral for the loaned securities, the Portfolio typically receives the income on both the loaned securities and the collateral and, as a result, the Portfolio's yield may increase. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Portfolio may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .75% of the average daily value of the Portfolio's net assets. Effective January 17, 2001, the annual rate was changed to .50%.

      For the six months ended April 30, 2002, the Fund reimbursed FAM $12,600 for certain accounting services.


                April 30, 2002 (31) Mercury Large Cap Value Fund

      The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated or its affiliates. Pursuant to that order, the Fund also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by FAM or its affiliates. As of April 30, 2002, cash collateral of $18,723,459 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $51,810,541 was invested in the Merrill Lynch Premier Institutional Fund. For the six months ended April 30, 2002, QA Advisors received $1,086 in securities lending agent fees.

      Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2002 were $306,096,929 and $261,521,935, respectively.

      Net realized gains for the six months ended April 30, 2002 and net unrealized gains as of April 30, 2002 were as follows:

                                                 Realized            Unrealized
                                                   Gains                Gains
      --------------------------------------------------------------------------
      Long-term investments                      $826,730            $49,125,962
                                                 --------            -----------
      Total                                      $826,730            $49,125,962
                                                 ========            ===========
      --------------------------------------------------------------------------

      As of April 30, 2002, net unrealized appreciation for Federal income tax purposes aggregated $49,125,962, of which $58,986,637 related to appreciated securities and $9,860,675 related to depreciated securities. At April 30, 2002, the aggregate cost of investments for Federal income tax purposes was $375,684,578.


                April 30, 2002 (32) Mercury Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(4)   Short-Term Borrowings:

      The Portfolio along with certain other funds managed by FAM and its affiliates, is party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund investor withdrawals and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Portfolio did not borrow under the facility during the six months ended April 30, 2002.


                April 30, 2002 (33) Mercury Large Cap Value Fund

OFFICERS AND DIRECTORS/TRUSTEES

Terry K. Glenn, President and Director/Trustee
James H. Bodurtha, Director/Trustee
Joe Grills, Director/Trustee
Herbert I. London, Director/Trustee
Andre F. Perold, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Robert S. Salomon, Jr., Director/Trustee
Melvin R. Seiden, Director/Trustee
Stephen B. Swensrud, Director/Trustee
Robert C. Doll, Jr., Senior Vice President and Portfolio Manager
Linda J. Gardner, Vice President
Philip E. Laverson, Vice President
Donald C. Burke, Vice President and Treasurer
Susan B. Baker, Secretary

Joseph L. May, Director/Trustee of Mercury Large Cap Value Fund, has recently retired. The Fund's Board of Directors/Trustees wishes Mr. May well in his retirement.

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


                April 30, 2002 (34) Mercury Large Cap Value Fund

[LOGO] Merrill Lynch  Investment Managers

MUTUAL           MANAGED          ALTERNATIVE              INSTITUTIONAL
FUNDS            ACCOUNTS         INVESTMENTS            ASSET MANAGEMENT

                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury Large Cap Value Fund of
Mercury Large Cap Series Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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